Earnings Per Common Share Computation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Common Share Computation [Abstract]
Number of antidilutive stock options and restricted stock excluded from computation	3,819,511	5,675,241	3,243,933